The Tax-Exempt Fund of California®
Investment portfolio
April 30, 2025
unaudited

Bonds, notes & other debt instruments 93.39% California 90.83%	Principal amount (000)	Value (000)
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD870	$920
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047	965	1,020
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053	2,245	2,357
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty insured, 5.00% 7/1/2039	2,000	2,049
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]	2,635	1,479
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[1]	9,190	5,146
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2024-A, Assured Guaranty insured, 0% 10/1/2053	6,500	1,659
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]	7,470	4,181
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,004
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	502
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2026	105	106
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033	100	94
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	715	725
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	750	760
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2057	1,250	1,258
Antelope Valley Community College Dist., G.O. Bonds, 2016 Election, Series 2020, Assured Guaranty insured, 3.00% 8/1/2050	10,000	7,381
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2036	1,000	618
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2037	1,150	670
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2042	4,515	1,933
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	469
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	613
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	668
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty insured, 5.00% 9/1/2044	2,810	2,852
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty insured, 5.00% 8/1/2035	955	985
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 4.00% 8/1/2032	1,000	1,004
The Tax-Exempt Fund of California — Page 1 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2025-F, 5.00% 4/1/2053	USD1,300	$1,362
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040	1,430	1,541
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	863
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,046
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	908
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	400	401
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,008
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,003
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,623
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	571
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,004
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty insured, 4.00% 7/1/2039	1,000	947
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty insured, 4.125% 7/1/2041	400	375
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044	3,585	3,701
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	8,310	8,549
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, Assured Guaranty insured, 4.00% 7/1/2054	1,335	1,255
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2054	1,700	1,737
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	617
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	520
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,271
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2025	300	300
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026	275	278
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2027	300	304
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2028	250	254
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2029	250	254
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2030	275	280
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2031	375	378
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2031	300	303
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2032	525	528
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2034	1,000	994
The Tax-Exempt Fund of California — Page 2 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty insured, 4.00% 8/1/2033	USD2,500	$2,501
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	12,540	13,253
Ceres Unified School Dist., G.O. Bonds, 2024 Election, Series 2025-A, 4.00% 8/1/2054	3,570	3,394
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,417
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	2,000	2,069
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 8/1/2027	895	827
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055	3,605	3,293
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2032	385	296
Chino Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2022-C, 0% 8/1/2033	430	316
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,841
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,338
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,740	1,467
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	258
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	275
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	282
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	290
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	300
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	304
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2025	205	205
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	211
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	220	221
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	232
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	890
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	900
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	982
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2030	1,010	1,015
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2031	500	502
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	350
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	442
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	869
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 5.00% 10/1/2029	890	911
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 5.00% 10/1/2030	920	941
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 5.00% 10/1/2034	1,180	1,202
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2036	1,155	1,180
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2037	1,150	1,173
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2038	515	524
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030	2,300	1,923
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty insured, 4.00% 8/1/2045	6,555	6,184
The Tax-Exempt Fund of California — Page 3 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Coast Community College Dist., G.O. Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	USD2,500	$2,186
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042	3,070	1,419
College of the Sequoias Community College Dist., G.O. Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054	2,635	2,748
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2032	1,250	1,389
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2033	2,000	2,234
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2049	5,000	5,126
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	28,565	28,256
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,290	3,420
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	8,305	8,707
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	27,500	28,912
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	3,500	3,679
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	14,395	15,134
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	17,060	17,605
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	4,500	4,734
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	13,830	14,577
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	17,020	18,015
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	16,030	16,811
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	9,000	9,277
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	7,480	8,008
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	8,085	8,331
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	700	577
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[2]	1,005	692
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]	5,600	4,321
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]	9,700	7,939
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050[2]	2,300	1,739
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[2]	2,000	906
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[2]	700	630
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2038 (preref. 8/1/2026)	2,075	2,130
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2041	1,870	1,854
The Tax-Exempt Fund of California — Page 4 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2042	USD1,000	$981
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2043	1,275	1,239
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 3.00% 6/1/2049	4,900	3,688
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035	1,000	665
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2038	1,250	710
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2039	3,900	2,096
Contra Costa Community College Dist., G.O. Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036	1,775	1,622
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	819
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	329
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	626
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,247
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,320
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 8/1/2043	2,000	1,928
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]	1,215	857
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]	4,500	3,160
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]	500	344
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[2]	2,500	1,926
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[2]	1,100	801
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]	2,070	1,445
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (CTR City Anaheim), Series 2020-A, 5.00% 1/1/2054[2]	5,000	4,263
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]	875	674
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[2]	2,000	1,052
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[2]	1,000	802
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[2]	3,985	3,410
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	2,315	1,535
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[2]	1,425	1,078
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]	2,500	1,652
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]	4,400	3,210
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	2,830	1,962
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]	1,650	1,347
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]	11,735	9,013
The Tax-Exempt Fund of California — Page 5 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[2]	USD1,200	$815
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]	5,965	3,503
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059[2]	1,970	949
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	1,925	1,790
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	225	226
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	275
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	264
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,290
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	337
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	201
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	130
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	820
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	1,903
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043	1,265	1,299
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051	1,250	1,282
East Bay Municipal Utility Dist., Wastewater System Rev. Green Bonds, Series 2024-A, 5.00% 6/1/2054	1,500	1,566
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	855
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,309
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	90
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	79
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	82
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	84
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	66
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	439
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	991
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	674
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,030	862
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,135	1,141
The Tax-Exempt Fund of California — Page 6 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	USD505	$505
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2054	1,300	1,289
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038	1,000	1,009
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,557
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	779
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	1,550	1,584
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,018
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,156
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2029	425	457
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	6,425	5,901
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	520	529
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	3,465	3,521
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2014-U-6, 5.00% 5/1/2045	1,710	1,871
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,484
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,047
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2035	5,665	6,551
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2055	15,160	15,917
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2033	2,000	1,458
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2032	1,975	1,982
El Camino Hospital Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 8/1/2031	2,000	1,606
El Rancho Unified School Dist., G.O. Bonds Anticipation Notes, Series 2023-D, 0% 8/1/2028	3,000	2,678
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.75% 8/1/2048	850	954
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,436
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,000	1,004
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	1,000	1,003
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	959
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	1,000	1,003
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	1,000	1,003
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,164
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	424
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	1,055	1,094
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	909
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,195	1,228
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,112
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	841
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,487
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2051	2,000	2,023
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040[2]	500	498
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050[2]	700	671
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055[2]	920	867
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2044[2]	750	732
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2054[2]	700	660
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064[2]	1,350	1,245
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[2]	1,410	1,382
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]	5,165	4,263
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 5.00% 12/1/2043	1,235	1,279
The Tax-Exempt Fund of California — Page 7 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	USD1,000	$1,014
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2027	5,385	5,013
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,363
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	1,009
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,550
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	954
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	2,000	2,021
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,438
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	416
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	433
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 1, Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2040	1,245	1,163
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	672
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,287
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,508
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	480	496
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,055	1,064
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2049	1,800	1,803
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2054	2,175	2,153
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026	1,000	956
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty insured, 4.00% 10/1/2040	8,715	8,451
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 10/1/2031	1,865	1,493
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	260	275
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,355	1,413
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,295	1,321
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,350	1,361
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,690	1,688
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	2,080	2,089
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	1,255	1,294
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	132
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	99
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	624
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	464
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	982
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	405
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD525	$454
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	178
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	190
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	203
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	209
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	991
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	971
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046	6,045	5,775
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,439
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	2,986
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035	2,000	1,395
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,226
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,006
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,554
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,401
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	6,535	6,021
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,001
G.O. Bonds, Series 2024-C, 4.00% 9/1/2028	2,200	2,263
G.O. Bonds, Series 2018, 5.00% 10/1/2029	1,110	1,178
G.O. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,086
G.O. Bonds, Series 2021, 5.00% 12/1/2031	85	86
G.O. Bonds, Series 2021, 5.00% 12/1/2032	70	71
G.O. Bonds, Series 2021, 5.00% 12/1/2034	70	71
G.O. Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,508
G.O. Bonds, Series 2024, 5.00% 9/1/2044	700	746
G.O. Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,207
G.O. Bonds, Series 2020, 3.00% 11/1/2050	1,000	762
G.O. Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2025	4,500	4,526
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028	1,000	1,065
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	1,000	1,107
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035	3,000	3,373
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,206
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	847
G.O. Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043	10,820	10,529
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	2,950	3,156
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 10/1/2029	1,500	1,523
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051	2,000	1,438
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036	3,000	1,895
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)	1,950	1,953
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	2,730	2,554
The Tax-Exempt Fund of California — Page 9 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	USD150	$155
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	165
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,132
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,433
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2025	130	129
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	141
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	151
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	154
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	168
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	414
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	549
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	829
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,453
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,264
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]	1,500	1,338
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044	8,000	8,184
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048	2,000	1,833
Hayward Unified School Dist., G.O. Bonds, 2024 Election, Series 2025-A, Assured Guaranty insured, 5.25% 8/1/2050	1,500	1,579
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, Series 2025-B, Assured Guaranty insured, 5.00% 8/1/2033	3,750	4,220
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, Series 2025-B, Assured Guaranty insured, 5.00% 8/1/2034	2,500	2,823
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040	1,000	1,033
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	1,000	1,048
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039	275	239
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	1,230	1,286
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2041	925	959
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	10,150	7,305
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2035	1,365	1,383
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2036	1,150	1,158
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2037	2,000	1,973
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2040	1,555	1,489
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049	970	875
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	30	31
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049	3,400	3,544
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2054	3,435	3,483
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,529
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	785	786
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	125	130
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	115	122
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	270	290
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	490	496
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	550	558
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	710	715
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	1,100	1,104
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	4,500	4,403
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050	1,000	1,013
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM insured, 3.00% 6/1/2047	3,325	2,707
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2031	400	401
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2039	USD400	$401
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	495
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 10/1/2036 (put 10/1/2025)	1,000	991
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044	5,155	5,439
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2035	1,500	1,547
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2/1/2030	3,000	3,010
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,015
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026	145	144
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,740	1,779
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,481
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,462
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	241
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	277
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	309
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	369
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	218
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	519
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	650	662
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,360	1,375
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,700	1,709
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA insured, 3.25% 8/1/2064 (put 2/1/2028)	1,680	1,662
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	18,255	18,025
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.289% 1/15/2035[3,4]	13,016	152
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,365	1,364
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035[3,4]	17,407	728
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.799% 11/20/2035[3,4]	8,981	395
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	23,137	22,023
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	19,623	17,908
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	15,893	15,703
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2023-A, Assured Guaranty insured, 5.25% 8/1/2053	1,500	1,600
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2024-B, Assured Guaranty insured, 5.00% 8/1/2054	1,715	1,806
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	3,040	3,043
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,523
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	925	928
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2036[2]	360	348
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2041[2]	390	383
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2046[2]	2,690	2,523
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty insured, 4.00% 6/1/2051[2]	1,075	997
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2030	1,250	1,259
The Tax-Exempt Fund of California — Page 11 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2031	USD1,250	$1,258
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	300	306
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	350	353
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	749
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049	1,625	1,628
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	736
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	763
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,100
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,159
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,122
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,374
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	555	497
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048	11,970	11,392
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026	2,000	2,039
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	5,105	5,494
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2033	1,250	1,288
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2034	500	514
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2035	415	426
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2038	1,000	1,021
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	345	375
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	920	1,052
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	720	814
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2041	1,090	1,221
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	695	773
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	925	1,023
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	535	588
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2029	230	236
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2030	500	512
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2033	500	510
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2034	685	697
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2036	800	810
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2038	650	657
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	400
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	USD1,615	$1,606
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,547
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	567
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	667
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,023
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2032	880	992
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, BAM insured, 5.25% 9/1/2053	2,500	2,636
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2030	1,700	1,707
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	800	803
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	1,000	1,001
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2026	330	338
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2027	375	391
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	555
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2029	500	535
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	720
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,212
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,841
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,278
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,016
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2046	1,350	1,239
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030	370	382
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034	250	257
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034	430	451
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035	245	251
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	250	261
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036	350	358
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036	270	281
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037	565	555
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037	270	276
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038	545	528
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039	630	601
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039	815	828
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040	805	816
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042	995	1,004
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	1,004
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2044	2,385	2,266
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	995	897
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045	1,495	1,505
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053	1,240	1,052
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	1,660	1,661
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	424
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	380
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	450	394
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	732
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	436
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	422
The Tax-Exempt Fund of California — Page 13 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2029	USD1,755	$1,811
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,176
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,277
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,824
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2037	1,500	1,516
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	136
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	175
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	419
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	320
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	394
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	589
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2025	1,360	1,366
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,470	1,475
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2035	100	106
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2036	170	179
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2037	180	189
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2038	150	156
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2039	120	124
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2047	2,250	2,298
Lake Tahoe Unified School Dist., School Dist. Bonds, Capital Appreciation Bonds, Series 2009, 0% 8/1/2032	2,180	1,691
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	75
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	156
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	368
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,372
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040	2,070	2,070
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	1,500	961
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,552
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,786
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	502
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2034	1,125	1,126
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	1,225	1,204
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	940
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	1,155	1,175
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	933
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,424
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	975	1,036
The Tax-Exempt Fund of California — Page 14 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028	USD1,250	$1,299
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	1,020	1,071
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,655
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2037	2,605	2,684
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	1,525	1,526
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2028	2,175	2,260
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	2,500	2,597
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	1,500	1,558
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029	1,120	1,121
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029	440	440
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,465
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,677
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	4,675	4,874
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,020
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	3,825	3,938
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	3,450	3,536
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	500	504
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,019
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,289
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	3,270	3,323
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,052
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,014
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,368
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	3,450	3,500
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	3,825	3,041
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	169
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,011
The Tax-Exempt Fund of California — Page 15 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	USD1,500	$1,506
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	500	521
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	2,000	1,767
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,446
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,011
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 5/15/2037	685	695
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049	3,505	2,552
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2030	3,625	3,839
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	3,150	3,380
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2039	5,000	5,250
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2025	200	200
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-A, 5.00% 7/1/2029	1,320	1,359
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	100	105
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	920	970
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	1,795	1,893
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2030	1,070	1,129
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,382
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	750	797
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	990	1,061
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,000	4,289
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	1,245	1,309
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	725	765
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,270	5,610
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,045	1,073
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2036	1,000	1,037
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	2,350	2,443
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,370	1,432
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	2,500	2,630
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	5,000	5,272
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	1,170	1,225
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	80	84
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038	3,370	3,484
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,480	1,547
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	1,650	1,728
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,195	1,247
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	2,070	2,160
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	350	358
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,435	2,500
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	4,000	4,145
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	1,600	1,627
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	3,505	3,586
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	500	514
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,200	1,235
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2042	490	493
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,023
The Tax-Exempt Fund of California — Page 16 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2044	USD1,460	$1,480
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,045	2,055
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2045	2,270	2,299
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2048	605	607
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	6,115	6,139
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	2,250	2,240
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,635	3,640
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,430	1,424
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	5,945	5,911
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	2,550	2,594
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	500	523
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	500	532
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	345	360
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,560	1,649
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,380	1,445
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	517
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	1,600	1,672
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,000	1,031
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,605	1,671
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,070	4,255
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2042	555	565
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044	985	999
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	780	783
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	3,000	3,014
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	3,330	3,345
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,035	1,031
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	507
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	1,000	993
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	520	544
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	675	713
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2030	500	534
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2031	500	538
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2036	500	538
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	640	684
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2038	465	494
City of Los Angeles, Wastewater System Rev. Bonds, Series 2022-A, 4.00% 6/1/2052	1,000	922
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2033	5,880	6,618
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2034	4,000	4,518
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2043	1,490	1,591
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	3,665	3,816
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	916
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,621
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	850	880
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,435	1,460
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,800	2,811
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,750	1,745
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, 5.00% 12/1/2027	1,000	1,002
The Tax-Exempt Fund of California — Page 17 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	USD910	$930
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025	775	777
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2042	1,500	1,621
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	4,320	4,152
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2030	1,000	1,095
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2033	8,000	9,026
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2034	6,065	6,887
Lynwood Unified School Dist., G.O. Bonds, 2012 Election, Series 2021-E, BAM Insured, 3.00% 8/1/2048	3,260	2,469
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 8/1/2049	3,005	2,814
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,508
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,065	1,100
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	870	883
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,320	1,330
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,065	2,070
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	500	502
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	695	694
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	990
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	176
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	480
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,208
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	850	862
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	825	829
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,000	993
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2025	190	190
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	171
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	207
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	563
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	895
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	426
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	462
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	504
The Tax-Exempt Fund of California — Page 18 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD500	$481
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	743
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	875	789
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,596
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	436
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	612
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	875	776
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,763
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	243
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	926
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,422
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	908
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	510
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	579
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034	1,000	1,005
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2038	1,100	1,103
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 10/1/2030	2,065	2,080
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 10/1/2031	560	564
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	4,370	4,695
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028	1,000	1,007
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	2,150	1,662
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty insured, 5.00% 8/1/2050	3,000	3,089
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,116
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	1,465	1,491
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2036	1,290	1,312
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,508
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,168
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2028	1,500	1,344
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty insured, 0% 8/1/2036	2,000	1,254
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,184
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	829
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,506
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,127
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,528
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,771
The Tax-Exempt Fund of California — Page 19 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	USD925	$951
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 9/1/2039	625	677
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	600	643
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	709
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty insured, 4.00% 8/1/2049	2,800	2,622
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	550	559
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	275	276
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	600	599
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	625	619
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,367
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	2,936
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	810	822
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	813
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,030	1,910
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	4,586
Municipal Fin. Auth., Charter School Lease Rev. Bonds (Santa Rosa Academy Project), Series 2015, 5.375% 7/1/2045[2]	1,075	1,020
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	962
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 4.25% 9/1/2040	875	824
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,555	1,555
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,143
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,351
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,535	1,287
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,915	1,863
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	600	614
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,005
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,250	1,246
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,350	1,316
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,830	1,809
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	610	615
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	685	687
The Tax-Exempt Fund of California — Page 20 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	USD870	$858
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	455	462
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	640	627
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	800	788
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	200	197
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2055	1,000	974
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	695	698
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	2,850	2,802
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	680	683
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,686
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	415	419
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	2,435	2,406
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 3/5/2025)	900	885
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028	2,445	2,437
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028	250	252
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[2]	3,500	3,510
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040[2]	2,335	2,337
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]	2,800	2,776
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]	4,315	4,073
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	600	618
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	156
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	450	467
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	450	466
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	650	671
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	232
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	450	462
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	154
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,126
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	472
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,411
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	11,635	9,407
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046[2]	170	165
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054[2]	170	159
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty insured, 4.00% 2/1/2051	2,135	1,989
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 4.00% 2/1/2051	1,000	899
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,483
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	790	807
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,227
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	1,500	1,439
The Tax-Exempt Fund of California — Page 21 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039[2]	USD915	$885
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]	1,890	1,671
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2025	1,585	1,586
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,747
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,331
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,012
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,336
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 1/1/2048	1,550	1,597
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,029
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	668
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,025
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,023
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	1,000	1,018
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,166
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,358
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,634
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	1,250	1,281
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	511
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	449
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	621
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,724
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,015
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	609
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,267
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	608
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	1,250	1,257
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,005
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	1,003
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	4,021
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2044	1,750	1,761
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,508
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,002
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	290	291
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	502
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,251
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	1,350	1,350
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	2,185	2,168
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	2,120	2,087
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	5,590	5,447
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,990	2,858
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	300	266
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	7,500	7,509
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	3,000	3,004
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	4,002
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,000
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2036	570	607
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2037	795	844
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2038	500	529
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2039	655	688
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2040	630	657
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	360	361
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034[2]	450	457
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044[2]	465	467
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054[2]	345	347
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[2]	360	364
The Tax-Exempt Fund of California — Page 22 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026	USD125	$124
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	421
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,618
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,890	1,405
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]	1,250	1,173
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]	575	507
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	15,020	15,054
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	11,735	11,291
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)	6,990	6,993
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	13,430	12,548
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	320	310
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047[2]	2,035	1,685
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049[2]	1,245	1,004
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]	2,255	1,576
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]	2,125	1,659
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2025	145	145
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	166
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	191
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	211
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	241
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	265
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034	250	252
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034	300	296
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	517
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	1,920	1,849
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039	1,055	1,040
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039	275	286
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2039	1,010	1,037
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2039	1,300	1,339
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 4.25% 9/1/2040	550	521
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	655	595
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,629
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043	1,760	1,774
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044	625	635
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044	885	899
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2044	2,605	2,624
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2045	885	889
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	926
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	1,475	1,304
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048	775	784
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049	1,070	1,078
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2049	1,000	1,009
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2049	1,000	1,005
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,228
The Tax-Exempt Fund of California — Page 23 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	USD1,995	$1,693
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,775
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053	2,375	2,406
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.70% 9/1/2054	680	627
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054	1,380	1,364
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2054	1,005	1,004
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2054	1,375	1,353
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054	2,250	2,259
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	3,000	2,973
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2055	1,945	1,904
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2027	1,685	1,733
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	625
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,020
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	4,610	4,680
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,562
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041	280	269
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	1,095	1,028
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	2,565	1,903
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	2,570	1,860
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,010
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	11,500	11,237
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,480
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,420
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	325	318
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2045	1,175	1,129
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030	1,250	1,281
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	409
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	306
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,442
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,243
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 9/1/2033	2,790	2,838
Napa Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-B, National insured, 0% 8/1/2028	2,000	1,796
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.925% 7/20/2039[4]	22,403	21,365
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 8/1/2032	1,000	1,023
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,187
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	2,750	2,574
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	4,734
The Tax-Exempt Fund of California — Page 24 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	USD15,000	$15,727
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.774% 7/1/2027[4]	2,710	2,705
Norwalk La Mirada Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046	1,000	764
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026	1,000	1,022
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty insured, 4.00% 8/1/2033	4,365	4,384
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty insured, 5.25% 8/1/2048	825	877
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	2,000	2,046
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty insured, 4.00% 8/1/2035	1,000	993
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,044
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	490	504
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)	10	10
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	257
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,197
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,002
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,000
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,000
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,006
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,006
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	248
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	650
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	309
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	335	331
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,565
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,384
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	260
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	417
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2025	225	225
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	250
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	481
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	583
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	846
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	825	749
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	179
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	520
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	612
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	807
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	847
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	405
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	634
The Tax-Exempt Fund of California — Page 25 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	USD840	$814
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	779
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,019
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	1,011
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	1,000	1,006
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,295	1,308
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,930	1,937
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	984
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,369
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	2,390	2,391
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,022
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	1,961
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	859
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	250	263
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,720	1,765
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,700	1,727
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	324
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	525	553
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048	1,550	1,625
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,355	1,412
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,604
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2036	600	619
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2045	4,160	4,227
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	196
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	218
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	229
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	315	296
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034	325	322
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	655	679
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	212
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,018
The Tax-Exempt Fund of California — Page 26 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	USD600	$606
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	350	294
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	575	578
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	275	277
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	1,000	1,005
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	2,130	2,050
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2032	1,000	1,018
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty insured, 5.00% 8/1/2041	2,975	3,024
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty insured, 0% 8/1/2032	255	195
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty insured, 0% 8/1/2037	1,600	970
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty insured, 0% 8/1/2038	1,190	685
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty insured, 0% 8/1/2038	1,505	866
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty insured, 0% 8/1/2039	240	131
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty insured, 0% 8/1/2039	840	457
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008, 0% 8/1/2032	2,500	1,966
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032	2,000	2,000
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026	1,605	1,620
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029	1,280	1,273
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	943
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	1,000	932
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033	530	518
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	948
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	3,000	2,573
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	6,550	5,346
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	3,000	2,216
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2041	625	298
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2042	985	442
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2046	1,250	451
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2047	1,250	427
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), Capital Appreciation Bonds, Series 2024, 0% 6/1/2048	1,125	365
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	674
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	523
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD745	$638
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	1,780	1,483
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	240
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	341
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	485
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	760	636
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,073
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	1,115	1,237
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	1,565	1,755
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2033	1,200	1,361
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,018
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	1,325	1,345
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	1,325	1,327
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,490	1,492
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	600	601
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	500	498
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	10,544
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/3/2025)	12,000	11,959
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	4,290	4,291
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 12/15/2030	1,590	1,739
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2029	1,660	1,694
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	1,345	1,350
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2030	980	983
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,857
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2032	1,600	1,605
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2033	1,200	1,201
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2034	995	998
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035	995	998
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2036	1,485	1,489
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,379
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039[2]	2,155	2,036
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049[2]	1,900	1,708
Public Fin. Auth., Health Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation Project), Series 2025-A, 5.00% 11/1/2049	750	757
Public Fin. Auth., Health Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation Project), Series 2025-A, 5.00% 11/1/2054	2,000	2,010
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,375	1,427
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,012
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	3,866
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	USD690	$656
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2046	1,550	1,617
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	503
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	9,838
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]	35	34
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059[2]	1,740	1,590
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046	9,125	8,447
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	3,450	3,602
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,739
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,480
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	1,000	1,069
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	2,500	2,697
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,000	1,085
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	1,595	1,775
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2037	3,000	3,325
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2038	1,000	1,101
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-D, 5.00% 11/1/2038	1,395	1,537
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	483
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	440	422
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,000
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,015
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	570	562
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	750	735
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2054	740	717
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043	775	795
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053	1,300	1,333
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 4.00% 9/1/2029	170	170
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	300	317
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	405	418
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2053	550	552
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,915	1,967
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,600	1,620
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	USD1,000	$1,008
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	2,005
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No.1, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	506
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	460
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,205	1,216
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	2,400	2,409
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	2,770	2,777
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,125	1,146
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	682
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	465	510
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	715
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2034	500	350
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2044	1,000	403
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2045	1,625	621
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2046	1,000	361
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2047	1,175	401
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 5.00% 8/1/2052	1,720	1,801
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 8/1/2028	1,000	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,044
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	5,947
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty insured, 5.25% 9/1/2052	3,000	3,051
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,694
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	431
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	250
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	579
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,000	911
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	450	394
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,390	1,160
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	300	281
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	920	904
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	815	795
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 8/1/2031	USD2,500	$2,509
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,491
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047	2,012	1,786
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	1,288	957
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	10,970	8,263
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	1,020	925
Riverside Community College Dist., G.O. Bonds, 2024 Election, Series 2025-A, 4.00% 8/1/2054	5,000	4,644
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	329
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	509
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	517
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	750	661
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	990	1,004
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	506
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	775	779
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	860	858
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	260
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	372
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	854
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	874
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,164
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,018
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,268
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2025	110	109
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	125
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	146
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	166
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	186
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	205
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,112
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,013
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,377
City of Roseville, Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	1,000	1,021
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,664
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	211
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	305	279
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	926
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	605
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026	500	502
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	230	231
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028	USD1,000	$1,004
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	500	501
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	695
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,670	3,673
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,000	2,960
Rowland Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, 0% 8/1/2034	4,000	2,758
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	236
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,755
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	1,100	1,082
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	6,100	5,858
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2045	2,680	2,711
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,085	3,097
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,230	3,233
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	260	262
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	630	646
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,513
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,071
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,064
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,075
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036	1,000	1,010
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,094
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,000	1,001
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	505
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	589
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 10/1/2041	1,000	1,013
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty insured, 4.00% 8/1/2044	815	782
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty insured, 4.00% 8/1/2049	3,690	3,347
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty insured, 0% 7/1/2028	4,575	4,111
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2038	440	487
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2043	1,330	1,426
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,778
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	USD1,000	$1,001
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,876
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	1,775	1,779
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty insured, 4.00% 8/1/2042	1,175	1,114
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2030	245	246
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2031	480	482
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2032	480	482
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	979
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,500	1,526
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	948
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	124
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	261
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	98
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	121
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	164
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	175	168
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	804
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	380
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	93
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	550	482
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	846
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	609
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	441
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	881
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	930
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,003
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	2,000	2,047
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2027	USD750	$770
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,671
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	1,785	1,868
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,358
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035	5,000	4,915
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,528
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036	1,075	1,046
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	758
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	757
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,505
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,000
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048	3,365	3,402
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,357
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2053	3,000	3,034
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056	14,830	12,485
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	3,000	2,893
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 4.00% 5/1/2038	5,000	5,015
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041	1,000	1,006
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,136
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2025-ZR-6A, 5.00% 7/1/2041	1,000	1,137
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,877
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,766
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2049	745	782
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053	3,000	2,813
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	2,000	1,870
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	1,000	1,015
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046	4,000	4,000
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,000
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050	5,385	4,677
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	510	510
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	7,315	7,294
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050	1,990	2,025
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2028	1,925	2,001
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	2,000	2,131
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,750	7,003
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	4,000	4,111
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2040	USD6,500	$6,862
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,000	5,264
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,008
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	500	501
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	2,995	3,058
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	2,500	2,500
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 4/1/2038	2,000	1,955
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2042	1,000	1,053
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	1,060	1,105
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	661
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,736
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,477
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	841
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043[2]	1,230	1,243
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]	2,500	2,040
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053[2]	2,050	2,110
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,280
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032[2]	500	528
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037[2]	500	515
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052[2]	2,000	1,873
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053[2]	1,530	1,494
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	1,615	1,165
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,824
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	912
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Green Bonds, Series 2020-A, 5.00% 11/1/2050	2,500	2,564
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	6,575	6,507
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	7,625	7,874
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	USD5,000	$4,513
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	4,275	4,442
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	432
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	1,000	1,015
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 8/1/2041	2,100	2,114
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,100
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026[2]	90	90
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041[2]	1,435	1,292
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[2]	4,475	3,768
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050[2]	480	501
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	5,675	4,629
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	2,040	1,664
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033[2]	530	549
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043[2]	1,000	1,041
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053[2]	1,000	1,041
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2025	205	205
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	330	331
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	550	552
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	425	426
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037	6,455	5,729
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	7,670	5,641
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	5,000	4,687
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-B, BAM insured, 5.25% 6/15/2049	9,570	10,190
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	728
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	398
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	209
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	550	570
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	770
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	735	750
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	190	194
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2025)	12,930	14,211
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	1,030	1,076
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033	USD1,500	$1,572
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,012
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,008
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,502
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	2,000	1,999
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,017
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2032	375	397
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2033	355	375
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043	1,300	1,217
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	647
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	925	786
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2029	2,000	2,012
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2035	2,000	1,373
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,351
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038	2,000	2,001
San Ysidro School Dist., G.O. Rev. Ref. Bonds, Series 2025-A, 5.00% 8/1/2044	4,690	4,920
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 8/1/2048	2,465	1,848
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 8/1/2051	3,325	2,415
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055	1,650	1,527
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2002-B, National insured, 0% 8/1/2030	1,000	830
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2025[2]	175	175
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026[2]	200	200
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028[2]	250	247
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030[2]	110	108
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035[2]	1,010	950
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050[2]	5,820	4,821
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	836
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032	2,000	2,003
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036	1,250	1,253
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042	2,500	2,505
Santa Monica-Malibu Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	2,000	1,901
Santa Rita Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, 2.50% 8/1/2031	1,160	1,067
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	202
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	215
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	362
The Tax-Exempt Fund of California — Page 37 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	USD250	$216
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	185	157
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	223
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	135
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,948
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	135
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	215	209
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	222
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	230
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	261
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	273
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	289
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	313
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	267
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2035	600	601
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2039	700	685
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2041	275	270
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2049	1,250	1,151
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,249
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051[2]	800	652
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061[2]	2,275	1,774
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042[2]	1,000	989
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]	2,025	1,907
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]	440	439
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032[2]	2,500	2,540
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037[2]	1,485	1,496
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]	2,805	2,740
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]	2,615	2,604
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035[2]	500	488
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041[2]	3,000	2,811
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	2,795	2,560
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040[2]	1,350	1,327
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050[2]	750	711
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058[2]	1,625	1,505
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055[2]	1,000	899
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034[2]	750	752
The Tax-Exempt Fund of California — Page 38 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036[2]	USD1,000	$995
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]	750	698
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]	460	431
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030[2]	315	317
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]	250	232
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030[2]	1,305	1,327
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037[2]	2,105	2,113
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[2]	805	830
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	2,860	2,873
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047[2]	1,000	972
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043[2]	1,750	1,739
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2049[2]	1,900	1,874
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2054[2]	5,000	4,860
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037[2]	860	867
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054[2]	2,150	2,062
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037[2]	1,455	1,459
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]	5,400	5,187
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2032	1,750	1,777
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2035	2,000	2,028
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	569
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2040	1,000	1,000
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,678
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	1,500	1,503
South San Francisco Unified School Dist., Rev. Ref. G.O. Bonds, Series 2025, 5.00% 9/1/2035	630	718
South San Francisco Unified School Dist., Rev. Ref. G.O. Bonds, Series 2025, 5.00% 9/1/2036	1,015	1,148
South San Francisco Unified School Dist., Rev. Ref. G.O. Bonds, Series 2025, 5.00% 9/1/2037	1,110	1,245
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	6,275	6,528
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 11/1/2025	1,400	1,408
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	1,500	1,613
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2036	930	989
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2041	1,165	1,197
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,720	2,720
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,000	1,045
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	497
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,000	839
The Tax-Exempt Fund of California — Page 39 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2017-01 (Horse Creek Ridge), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	USD5,250	$5,270
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2018-01 (Wagon Wheel), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	2,100	1,976
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2045	1,800	1,816
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	2,400	2,402
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,780	2,524
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,075
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,196
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	1,998
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	501
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,083
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,147
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	1,610	1,705
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	185	192
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-B, 1.45% 4/1/2028	1,250	1,141
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	8,500	7,539
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 4.50% 11/1/2033	5,650	5,707
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,491
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,145
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	225	226
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2027	800	804
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	1,700	1,700
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027	200	205
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	414
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2032	470	498
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2034	1,565	1,647
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	238
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2042	1,710	1,563
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,845	5,105
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047	250	217
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	3,615	3,609
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	USD4,440	$2,783
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,490
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,423
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	467
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	500	536
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)	3,000	3,215
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-C, 5.00% 4/1/2046 (put 11/1/2029)	2,285	2,449
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]	100	101
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]	105	104
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[2]	2,315	2,147
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 11/1/2033	1,250	1,251
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 11/1/2043	935	936
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	2,925	2,907
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,139
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,504
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034	150	147
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]	2,025	2,046
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041[2]	13,295	12,871
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)	500	508
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)	3,550	3,604
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]	1,425	1,416
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]	4,500	4,506
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]	2,250	2,126
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036	500	536
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037	350	373
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	250	265
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053	700	660
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2039	1,235	1,297
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	6,500	6,637
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,225	8,050
The Tax-Exempt Fund of California — Page 41 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2038	USD2,000	$1,947
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2046	7,465	6,934
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	6,780	6,135
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,011
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,516
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,009
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,258
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2044	3,000	3,031
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2049	2,500	2,497
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2054	3,500	3,480
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, Assured Guaranty insured, 5.00% 9/1/2028	445	474
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, Assured Guaranty insured, 5.00% 9/1/2029	460	497
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2040	790	791
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2045	9,245	8,752
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 8/1/2036	780	881
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 8/1/2037	700	785
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 8/1/2039	415	460
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 8/1/2040	500	551
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	859
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2041	205	88
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2052	8,800	1,936
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,125
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,242
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	6,907
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty insured, 0% 8/1/2034	1,170	813
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty insured, 0% 8/1/2037	1,250	729
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty insured, 0% 8/1/2044	2,000	758
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty insured, 0% 8/1/2045	2,000	714
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty insured, 0% 8/1/2046	2,000	672
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	3,525	3,566
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2034	2,075	2,096
The Tax-Exempt Fund of California — Page 42 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	USD4,750	$4,408
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038	1,250	1,309
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	1,240	1,222
City of Temecula Public Fncg. Auth. Community Facs. Dist. No. 20-01, Special Tax Bonds (Heirloom Farms), Series 2024, 5.00% 9/1/2044	920	942
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,102
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	651
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,448
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty insured, 4.00% 8/1/2045	1,400	1,321
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	930	899
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,045	928
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	2,190	2,193
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034	670	665
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,558
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,509
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,083
Township of Washington, Health Care Dist., G.O. Bonds, 2020 Election, Series 2023-B, 5.25% 8/1/2048	1,125	1,207
Township of Washington, Health Care Dist., G.O. Bonds, 2020 Election, Series 2023-B, 5.50% 8/1/2053	500	535
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	564
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,432
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	271
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	302
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	300	311
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	346
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	413
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	453
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	497
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	542
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	584
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	872
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	USD1,750	$1,731
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	724
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,005
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,399
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,758
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	985
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,080
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029	1,280	1,322
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	500	514
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	308
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	307
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	306
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	820	826
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037	600	603
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039	1,000	1,004
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 4.00% 11/15/2034	2,235	2,213
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 4.00% 11/15/2035	1,320	1,295
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 8/1/2039	1,850	1,825
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	615
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031	1,000	1,005
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2033	1,135	1,140
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 9/1/2035	250	250
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2040	1,850	1,853
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	2,200	2,202
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	3,000	3,005
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029	1,000	1,001
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038	2,500	2,507
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty insured, 0% 8/1/2041	7,000	3,235
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,399
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	2,000	2,245
Regents of the University of California, General Rev. Bonds, Series 2025-CA, 5.00% 5/15/2039	7,570	8,362
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,536
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2040	1,240	1,347
Regents of the University of California, General Rev. Bonds, Series 2025-CA, 5.00% 5/15/2040	2,000	2,188
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	1,855	1,744
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	12,920	11,827
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	9,460	10,109
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 5/15/2034	750	760
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,218
The Tax-Exempt Fund of California — Page 44 of 51

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	USD1,205	$1,189
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	260	239
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	142
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	217
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046	2,120	2,177
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty insured, 4.00% 8/1/2045	1,550	1,462
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2046	1,885	1,822
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2051	2,850	2,692
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2046	3,350	3,226
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2051	4,500	4,194
Various Purpose G.O. Bonds, Series 2023, 5.00% 10/1/2030	490	536
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2044	885	949
Various Purpose G.O. Bonds, Series 2024, 5.25% 8/1/2044	6,220	6,776
Various Purpose G.O. Bonds, Series 2021, 5.00% 12/1/2046	965	1,004
Various Purpose G.O. Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	25	27
Various Purpose G.O. Bonds, Series 2025, 5.00% 3/1/2055	14,475	15,212
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2031	950	1,051
Various Purpose G.O. Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2032	950	1,057
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	550	614
Various Purpose G.O. Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	1,380	1,574
Various Purpose G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,750	1,745
Various Purpose G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036 (preref. 3/1/2030)	40	42
Various Purpose G.O. Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2038	4,905	5,444
Various Purpose G.O. Rev. Ref. Bonds, Series 2022, 4.00% 4/1/2042	5,000	4,877
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2025	1,590	1,600
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026	1,000	1,015
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,221
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	1,470	1,531
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	1,565	1,632
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	796
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	545	544
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	2,420	2,421
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	4,015	3,948
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,990	3,125
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048	5,185	5,212
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049	5,705	5,734
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	3,715	3,675
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	2,235	2,351
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 8/1/2031	1,000	1,006
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty insured, 4.00% 8/1/2035	3,630	3,631
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty insured, 4.00% 8/1/2036	1,665	1,665
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty insured, 4.00% 8/1/2037	3,800	3,792
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty insured, 4.00% 8/1/2049	2,000	1,873
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 4.00% 8/1/2054	3,105	2,942
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031	USD7,500	$5,966
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty insured, 0% 8/1/2036	9,000	5,811
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, Assured Guaranty insured, 5.00% 9/1/2026	150	153
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,152
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	613
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,262
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2031	3,105	3,124
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2035	2,220	2,220
Whittier Union High School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046	6,900	5,354
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	2,000	1,546
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,555
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,295	1,334
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	1,475	1,501
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,485	1,493
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,645	1,649
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,210
		2,922,243
Guam 0.64%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	250	259
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2031	350	368
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	350	363
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	714
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2037	250	261
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2038	350	365
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2039	450	468
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2040	660	683
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	400	412
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2042	515	527
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2043	250	255
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028	4,500	4,526
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,000	2,068
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	3,685	3,345
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,930	1,952
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	634
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	3,009
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	404
		20,613
New Hampshire 0.11%
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.925% 7/20/2040[4]	3,967	3,474
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Bonds, notes & other debt instruments (continued) Puerto Rico 1.01%	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[5]	USD2,000	$1,110
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	170
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	12,207	7,309
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	20,397	12,519
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	1,884
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	175
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	24,673	7,965
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,500	1,487
		32,619
United States 0.55%
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]	7,569	6,840
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	7,754	7,411
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038[2]	951	782
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,765	1,680
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	980	820
		17,533
Virgin Islands 0.25%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,555
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,565	1,606
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,955	2,017
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,740	1,789
		7,967
Total bonds, notes & other debt instruments (cost: $3,153,554,000)		3,004,449
Short-term securities 7.34% Municipals 7.34%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 1.78% 4/1/2059[4]	29,090	29,090
Eastern Municipal Water Dist., Water and Wastewater Ref. Rev. Bonds, Series 2024-A, 1.65% 7/1/2046[4]	21,315	21,315
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2018-A, 1.55% 7/1/2046[4]	17,595	17,595
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 1.65% 11/1/2035[4]	600	600
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 1.65% 11/1/2035[4]	12,240	12,240
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025	30,000	30,056
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	10,000	10,021
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 1.65% 6/1/2025	6,350	6,350
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 3.75% 7/1/2041 (put 10/1/2025)[6]	3,000	2,995
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 3.01% 2/1/2035[4]	16,280	16,280
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)[6]	6,000	6,049
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029)[6]	7,000	7,059
County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	10,000	10,021
The Tax-Exempt Fund of California — Page 47 of 51

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2009-B-6, 3.10% 5/8/2025	USD27,250	$27,245
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 1.65% 5/15/2048[4]	39,335	39,335
Total short-term securities (cost: $236,196,000)		236,251
Total investment securities 100.73% (cost: $3,389,750,000)		3,240,700
Other assets less liabilities (0.73%)		(23,504)
Net assets 100.00%		$3,217,196
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	155	7/3/2025	USD32,263	$84
5 Year U.S. Treasury Note Futures	Long	675	7/3/2025	73,707	926
10 Year Ultra U.S. Treasury Note Futures	Short	55	6/30/2025	(6,310)	(46)
30 Year Ultra U.S. Treasury Bond Futures	Short	158	6/30/2025	(19,123)	8
					$972

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $227,056,000, which represented 7.06% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.
The Tax-Exempt Fund of California — Page 48 of 51

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $298,461,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Tax-Exempt Fund of California — Page 49 of 51

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$3,003,174	$—	$3,003,174
Mortgage-backed obligations	—	1,275	—	1,275
Short-term securities	—	236,251	—	236,251
Total	$—	$3,240,700	$—	$3,240,700

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,018	$—	$—	$1,018
Liabilities:
Unrealized depreciation on futures contracts	(46)	—	—	(46)
Total	$972	$—	$—	$972
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
The Tax-Exempt Fund of California — Page 50 of 51

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-020-0625
The Tax-Exempt Fund of California — Page 51 of 51